Income Tax	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income Tax
8	Income Tax

Tax expense for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 are comprised of current income taxes and other taxes.

The following table illustrates the reconciliation of tax expense to the estimated tax rate for the periods indicated. The reconciliation for the year ended December 31, 2019 excludes an amount of k€28 for property tax expenses.

	Years ended December 31,
(in thousands)	2019	2018	2017
Loss before tax	€(179,440)	€(47,662)	€(85,905)

Expected tax benefit (based on BioNTech`s statutory tax rate of 30.78%, 2018: 30.99%, 2017: 30.86%)	55,240	14,776	26,517

Effects
Government grants exempted from taxes	48	28	17
Non-deductible expenses	(58)	(18)	(22)
Add-back for trade tax purposes	(110)	(96)	(70)
Non-recognition of tax-effect on share-based payment expenses	(9,308)	-	-
Tax-effective equity transaction costs	5,121	-	-
Utilization of tax losses	-	1,165	-
Non-recognition of deferred taxes on tax losses and temporary differences	(51,197)	(13,634)	(26,015)
Deviation valuation allowance prior year due to change tax rate	192	-	-
Effect from lower foreign income tax rate	(102)	-	-
Adjustment prior year tax	316	-	-
Other effects	154	(2,821)	(472)
Income tax expense	€296	€(600)	€(45)

Deferred Taxes

Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2019
(in thousands)	January 1, 2019	Recognized in P&L	December 31, 2019
Fixed assets	€(90)	€(565)	€(655)
Inventories	-	596	596
Leases	306	206	512
Contract liabilities (prior year revenues)	28,441	(4,898)	23,543
Provisions	134	53	187
Other (incl. deferred expenses)	161	1,926	2,087
Deferred Tax Assets Net (before valuation)	€28,951	€(2,681)	€26,270
Valuation Adjustment	(28,951)	2,681	(26,270)
Deferred Tax Assets Net (after valuation)	-	-	-

Year ended December 31, 2018
(in thousands)	January 1, 2018	Recognized in P&L	December 31, 2018
Fixed assets	€(877)	€787	€(90)
Inventories	83	(83)	-
Leases	83	223	306
Contract liabilities (prior year revenues)	16,631	11,810	28,441
Provisions	73	61	134
Other	684	(523)	161
Deferred Tax Assets Net (before valuation)	€16,676	€12,275	€28,951
Valuation Adjustment	(16,676)	(12,275)	(28,951)
Deferred Tax Assets Net (after valuation)	-	-	-

Accumulated tax losses of the Group for the periods indicated amount to the following:

	Years ended December 31,
(in thousands)	2019	2018	2017
Corporate Tax	€356,044	€179,264	€178,491
Trade Tax	352,341	176,425	176,024

Deferred tax assets on tax losses have not been capitalized as there is not sufficient probability in terms of IAS 12 that there will be future taxable profits available against which the unused tax losses can be utilized. The accumulated tax losses as at December 31, 2019 relate to Germany and the United States (as at December 31, 2018: Germany). There is no expiration date for any of the accumulated tax losses under German or US tax law.